Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	37
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966		57.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68%		February 15, 2017
Class A-2a Notes	$200,000,000.00	1.12%		December 15, 2018
Class A-2b Notes	$163,100,000.00	2.90894%	*	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.39%		July 15, 2020
Class A-4 Notes	$102,780,000.00	1.60%		June 15, 2021
Class B Notes	$31,580,000.00	1.94%		July 15, 2021
Class C Notes	$21,050,000.00	2.19%		July 15, 2022
Total	$1,052,610,000.00
		* One-month LIBOR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$543,874.01

Principal:
Principal Collections	$9,873,762.96
Prepayments in Full	$4,794,009.33
Liquidation Proceeds	$59,459.49
Recoveries	$82,234.77
Sub Total	$14,809,466.55
Collections	$15,353,340.56

Purchase Amounts:
Purchase Amounts Related to Principal	$53,952.73
Purchase Amounts Related to Interest	$250.87
Sub Total	$54,203.60

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$15,407,544.16

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	37
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$15,407,544.16
Servicing Fee	$197,923.33	$197,923.33	$0.00	$0.00	$15,209,620.83
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$15,209,620.83
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$15,209,620.83
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$15,209,620.83
Interest - Class A-3 Notes	$50,906.80	$50,906.80	$0.00	$0.00	$15,158,714.03
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$15,021,674.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$15,021,674.03
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$14,970,619.70
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$14,970,619.70
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$14,932,203.45
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$14,932,203.45
Regular Principal Payment	$13,778,439.37	$13,778,439.37	$0.00	$0.00	$1,153,764.08
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,153,764.08
Residual Released to Depositor	$0.00	$1,153,764.08	$0.00	$0.00	$0.00
Total		$15,407,544.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$13,778,439.37
Total					$13,778,439.37
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$13,778,439.37	$45.15	$50,906.80	$0.17	$13,829,346.17	$45.32
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$13,778,439.37	$13.09	$277,417.38	$0.26	$14,055,856.75	$13.35

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	37

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$43,948,319.18	0.1439984	$30,169,879.81	0.0988528
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$199,358,319.18	0.1893943	$185,579,879.81	0.1763045

Pool Information
Weighted Average APR	2.643%	2.642%
Weighted Average Remaining Term	27.89	27.10
Number of Receivables Outstanding	20,576	19,954
Pool Balance	$237,507,992.22	$222,563,484.80
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$220,410,510.11	$206,632,070.74
Pool Factor	0.2075821	0.1945206

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$5,720,820.87
Yield Supplement Overcollateralization Amount	$15,931,414.06
Targeted Overcollateralization Amount	$36,983,604.99
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$36,983,604.99

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	37
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		58	$163,322.91
(Recoveries)		108	$82,234.77
Net Loss for Current Collection Period			$81,088.14
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4097%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4394%
Second Prior Collection Period			1.0633%
Prior Collection Period			0.5368%
Current Collection Period			0.4230%
Four Month Average (Current and Prior Three Collection Periods)			0.6156%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2700	$10,386,784.96
(Cumulative Recoveries)			$1,831,370.58
Cumulative Net Loss for All Collection Periods			$8,555,414.38
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7477%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,846.96
Average Net Loss for Receivables that have experienced a Realized Loss			$3,168.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.84%	284	$4,097,911.34
61-90 Days Delinquent	0.24%	30	$525,045.70
91-120 Days Delinquent	0.05%	6	$111,617.77
Over 120 Days Delinquent	0.21%	28	$471,256.70
Total Delinquent Receivables	2.34%	348	$5,205,831.51

Repossession Inventory:
Repossessed in the Current Collection Period		14	$231,246.45
Total Repossessed Inventory		23	$450,225.97

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3102%
Prior Collection Period			0.3013%
Current Collection Period			0.3207%
Three Month Average			0.3107%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4978%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	January 2019
Payment Date	2/15/2019
Transaction Month	37

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer